EXHIBIT INDEX
Exhibit Number
Description
Exhibit 99.1
Distribution Statement
To the Holders of:
CORPORATE BACKED CALLABLE TRUST CERTIFICATES, J.C. PENNEY DEBENTURE-BACKED SERIES 2006-1
*CUSIP:
21988S209 - 7.00% Class A-1 Certificates
*CUSIP:
21988SAA8 - 0.625% Class A-2 Certificates
U.S. Bank National Association, as Trustee for the Corporate Backed Callable Trust Certificates, J.C. Penney Debenture-Backed
Series 2006-1, hereby gives notice with respect to the Scheduled Distribution Date of September 1, 2021 (the "Distribution Date") as
follows:
Record Date: August 31, 2021
Collection Period: March 1, 2021 to September 1, 2021, 180 Days
Distribution Date: September 1, 2021
Underlying Security: J.C. Penney Corporation, Inc. 7 5/8% Debentures due 3/1/2097
CUSIP of Underlying Security*: 708160BL9
Certificate Account Holdings as of beginning of Collection Period
Cash Balance:
$0.00
Number of Underlying Securities Held:
One
Principal Amount of Underlying Security:
$27,500,000.00
Cash Flows received during Collection Period
Scheduled Income received on Underlying Securities on Distribution Date:
$0.00
Principal Received on Underlying Securities:
$0.00
LESS:
Payment to Depositor of remaining Purchase Price of Underlying Security:
$0.00
Class A-1 Allocation paid to Certificateholders:
$0.00
Per $25 Class A-1 Certificate:
0.000
Class A-2 Allocation paid to Certificateholders:
$0.00
Per $1,000 Notional Amount of Class A-2 Certificates:
0.000
Fee paid to Trustee:
$0.00
Certificate Account Holdings at close of business on Distribution Date
Cash Balance:
$0.00
Number of Underlying Securities Held:
One
Principal Amount of Underlying Securities:
$27,500,000.00
Issued by Trust and outstanding as of beginning of Collection Period
1,100,000 Class A-1 Certificates representing Principal Balance:
$27,500,000.00
Notional Amount of Class A-2 Certificates:
$27,500,000.00
Number of Call Warrants:
27,500
Issued by Trust and outstanding at close of business on Distribution Date
1,100,000 Class A-1 Certificates representing Principal Balance:
$27,500,000.00
Notional Amount of Class A-2 Certificates:
$27,500,000.00
Number of Call Warrants:
27,500
U.S. Bank National Association, as Trustee
*The Trustee shall not be held responsible for the selection or use of the CUSIP number nor is any representation made as to its correctness. It is included solely for the convenience of the Holders.